Investment Securities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Investment Securities
12	Investment Securities
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

As at October 31 ($ millions)	2020	2019
Debt investment securities measured at FVOCI	$76,638	$58,157
Debt investment securities measured at amortized cost	31,644	21,845
Equity investment securities designated at FVOCI	1,859	1,561
Equity investment securities measured at FVTPL	1,222	796
Debt investment securities measured at FVTPL	26	–
Total investment securities	$111,389	$82,359

(a)	Debt investment securities measured at fair value through other comprehensive income (FVOCI)

	2020				2019
As at October 31 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$16,374	$454	$–	$16,828	$12,176	$216	$11	$12,381
Canadian provincial and municipal debt	17,295	253	1	17,547	3,203	42	4	3,241
U.S. treasury and other U.S. agency debt	12,634	595	–	13,229	19,527	384	22	19,889
Other foreign government debt	27,643	274	17	27,900	20,543	87	19	20,611
Other debt	1,115	19	–	1,134	2,012	24	1	2,035
Total	$75,061	$1,595	$18	$76,638	$57,461	$753	$57	$58,157

(b)	Debt investment securities measured at amortized cost

	2020		2019
As at October 31 ($ millions)	Fair Value	Carrying value (1)	Fair Value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$17,955	$17,819	$7,575	$7,580
U.S. treasury and other U.S. agency debt	11,048	10,726	9,419	9,279
Other foreign government debt	1,766	1,744	1,979	1,970
Corporate debt	1,360	1,355	3,027	3,016
Total	$32,129	$31,644	$22,000	$21,845

(1)	Balances are net of allowances, which are not significant.

(c)	Equity investment securities designated at fair value through other comprehensive income (FVOCI)
The Bank has designated certain equity securities at FVOCI shown in the following table as these investments are held for strategic purposes.

As at October 31, 2020 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$11	$–	$3	$8
Common shares	1,735	228	112	1,851
Total	$1,746	$228	$115	$1,859

As at October 31, 2019 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Preferred equity instruments	$146	$–	$53	$93
Common shares	1,262	223	17	1,468
Total	$1,408	$223	$70	$1,561
Dividend income on equity securities designated at FVOCI of $66 million for the year ended October 31, 2020 (2019 – $56 million) has been recognized in interest income.

During the year ended October 31, 2020, the Bank has disposed of certain equity securities designated at FVOCI with a fair value of $646 million (2019 – $314 million). These dispositions have resulted in a cumulative loss of $101 million (2019 – $36 million) that remains in OCI.

(d)	An analysis of the carrying value of investment securities is as follows:

	Remaining term to maturity
As at October 31, 2020 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$113	$2,363	$12,158	$941	$1,253	$–	$16,828
Yield (1) %	1.0	1.3	1.0	1.5	3.5	–	1.2
Canadian provincial and municipal debt	349	1,521	13,966	1,711	–	–	17,547
Yield (1) %	1.1	0.6	1.0	1.5	–	–	1.0
U.S. treasury and other U.S. agency debt	1,878	3,469	6,144	849	889	–	13,229
Yield (1) %	1.7	2.4	2.2	0.4	1.2	–	2.0
Other foreign government debt	5,196	8,933	11,525	2,048	198	–	27,900
Yield (1) %	0.8	1.0	1.6	1.9	2.5	–	1.3
Other debt	261	244	572	38	19	–	1,134
Yield (1) %	(0.7)	1.4	1.3	(0.3)	5.9	–	0.8
	7,797	16,530	44,365	5,587	2,359	–	76,638
Equity instruments
Preferred equity instruments	–	–	–	–	–	8	8
Common shares	–	–	–	–	–	1,851	1,851
						1,859	1,859
Total FVOCI	7,797	16,530	44,365	5,587	2,359	1,859	78,497
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	1,048	5,452	10,553	761	5	–	17,819
U.S. treasury and other U.S. agency debt	1,199	929	822	10	7,766	–	10,726
Other foreign government debt	164	870	367	268	75	–	1,744
Corporate debt	487	621	243	4	–	–	1,355
	2,898	7,872	11,985	1,043	7,846	–	31,644
Fair value through profit or loss
Equity instruments	–	–	–	–	–	1,222	1,222
Debt instruments	–	–	26	–	–	–	26
Total investment securities	$10,695	$24,402	$56,376	$6,630	$10,205	$3,081	$111,389
Total by currency (in Canadian equivalent):
Canadian dollar	$1,151	$8,466	$32,302	$2,955	$1,277	$1,101	$47,252
U.S. dollar	4,088	7,157	18,171	2,258	8,655	1,463	41,792
Mexican peso	267	850	1,459	198	–	17	2,791
Other currencies	5,189	7,929	4,444	1,219	273	500	19,554
Total investment securities	$10,695	$24,402	$56,376	$6,630	$10,205	$3,081	$111,389

(1)	Represents the weighted-average yield of fixed income securities.

	Remaining term to maturity
As at October 31, 2019 ($ millions)	Within three months	Three to twelve months	One to five years	Five to ten years	Over ten years	No specific maturity	Carrying value
Fair value through other comprehensive income
Debt instruments
Canadian federal government issued or guaranteed debt	$2,018	$766	$7,097	$1,153	$1,347	$–	$12,381
Yield (1) %	1.7	1.9	1.8	1.8	3.3	–	1.9
Canadian provincial and municipal debt	255	379	2,300	307	–	–	3,241
Yield (1) %	1.4	1.8	2.2	2.3	–	–	2.1
U.S. treasury and other U.S. agency debt	645	2,885	9,634	3,377	3,348	–	19,889
Yield (1) %	2.0	2.1	2.2	2.3	2.4	–	2.2
Other foreign government debt	6,176	6,958	5,444	1,830	203	–	20,611
Yield (1) %	1.4	1.3	3.8	3.8	3.4	–	2.2
Other debt	221	385	1,408	–	21	–	2,035
Yield (1) %	1.9	2.2	2.2	–	5.9	–	2.2
	9,315	11,373	25,883	6,667	4,919	–	58,157
Equity instruments
Preferred equity instruments	–	–	–	–	–	93	93
Common shares	–	–	–	–	–	1,468	1,468
						1,561	1,561
Total FVOCI	9,315	11,373	25,883	6,667	4,919	1,561	59,718
Amortized cost
Canadian federal and provincial government issued or guaranteed debt	321	1,407	5,580	267	5	–	7,580
U.S. treasury and other U.S. agency debt	395	656	2,231	7	5,990	–	9,279
Other foreign government debt	189	384	811	490	96	–	1,970
Corporate debt	114	1,088	1,710	66	38	–	3,016
	1,019	3,535	10,332	830	6,129	–	21,845
Fair value through profit or loss
Equity instruments	–	–	–	–	–	796	796
Debt instruments	–	–	–	–	–	–	–
Total investment securities	$10,334	$14,908	$36,215	$7,497	$11,048	$2,357	$82,359
Total by currency (in Canadian equivalent):
Canadian dollar	$2,117	$1,095	$13,029	$1,482	$1,208	$1,183	$20,114
U.S. dollar	1,716	7,271	19,520	3,977	9,513	675	42,672
Mexican peso	97	187	964	305	–	16	1,569
Other currencies	6,404	6,355	2,702	1,733	327	483	18,004
Total investment securities	$10,334	$14,908	$36,215	$7,497	$11,048	$2,357	$82,359

(1)	Represents the weighted-average yield of fixed income securities.

(e)	Net gain on sale of investment securities
The following table presents the net gain on sale of investment securities:

For the year ended October 31 ($ millions)	2020	2019	2018
Debt investment securities measured at amortized cost	$13	$34	$–
Debt investment securities measured at FVOCI	594	317	146
Net gain on sale of investment securities	$607	$351	$146